Assets at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, Impairment Charges						$ (99)	$ (38)
Total Impairment Charges	(1,601)	(140)	(3,704)	(10,077)	(13,552)	(22,232)	(44,753)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, Fair Value	8,208		8,208		27,449	9,980
Other assets, Fair Value
Lease intangible assets, Fair Value						113
Long-lived assets held for sale, Fair Value	5,520		5,520		4,184	9,634
Long-lived assets held and used, Disposition					425	950
Other assets, Disposition
Lease intangible assets, Disposition
Long-lived assets held for sale, Disposition	(1,157)		(1,157)		(7,983)	(4,935)
Long-lived assets held and used, Impairment Charges			(1,481)		(7,404)	(11,860)
Other assets, Impairment Charges						(105)
Lease intangible assets, Impairment Charges			(487)		(2,680)	(571)
Long-lived assets held for sale, Impairment Charges			(2,103)		(3,648)	(6,596)
Total Impairment Charges			(4,071)		(13,732)	(19,132)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, Fair Value
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, Fair Value
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used, Fair Value	8,208		8,208		27,874	10,930
Other assets, Fair Value
Lease intangible assets, Fair Value						113
Long-lived assets held for sale, Fair Value	$ 6,677		$ 6,677		$ 12,167	$ 14,569